Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The items comprising income tax (benefit) expense are as follows:

Year Ended December 31 (In millions)	2017	2016	2015
Provision (benefit) for current income taxes:
Federal	$26.3	$2.9	$(17.5)
State	(4.3)	(5.3)	(5.3)
Total provision (benefit) for current income taxes	22.0	(2.4)	(22.8)
Provision for deferred income taxes, net:
Federal	100.0	99.8	117.0
State	19.9	17.2	11.3
Total provision for deferred income taxes, net	119.9	117.0	128.3
Deferred federal investment tax credits, net	(0.1)	(0.2)	(0.7)
Total income tax expense	$141.8	$114.4	$104.8

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following schedule reconciles the statutory tax rates to the effective income tax rate:

Year Ended December 31	2017	2016	2015
Statutory federal tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	2.2	1.8	0.5
Amortization of net unfunded deferred taxes	0.9	0.8	0.9
Federal renewable energy credit (A)	(6.1)	(8.2)	(8.8)
Other	(0.3)	0.1	(0.1)
Uncertain tax positions	—	0.1	0.7
Federal investment tax credits, net	—	(0.9)	(0.2)
Effective income tax rate	31.7%	28.7%	28.0%

(A)	Represents credits associated with the production from OG&E's wind farms.

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of Deferred Income Taxes at December 31, 2017 and 2016 were as follows:

December 31 (In millions)	2017	2016
Deferred income tax liabilities, net:
Accelerated depreciation and other property related differences	$1,449.6	$2,101.4
OG&E Pension Plan	28.4	48.0
Regulatory asset	18.9	34.4
Bond redemption-unamortized costs	2.6	4.3
Income taxes (recoverable from) refundable to customers, net	(244.3)	24.1
Federal tax credits	(218.3)	(209.3)
State tax credits	(129.2)	(102.6)
Asset retirement obligations	(19.2)	(24.5)
Postretirement medical and life insurance benefits	(17.4)	(34.3)
Regulatory liabilities	(16.8)	(34.6)
Net operating losses	(11.2)	(26.1)
Other	(4.8)	(16.7)
Accrued liabilities	(3.8)	(8.0)
Accrued vacation	(1.4)	(2.4)
Deferred federal investment tax credits	(0.5)	(0.8)
Uncollectible accounts	(0.4)	(0.6)
Total deferred income tax liabilities, net	$832.2	$1,752.3

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
Following is a reconciliation of OG&E’s total gross unrecognized tax benefits as of the years ended December 31, 2017, 2016 and 2015.

(In millions)	2017	2016	2015
Balance at January 1	$20.7	$20.2	$16.1
Tax positions related to current year:
Additions	—	0.5	4.1
Balance at December 31	$20.7	$20.7	$20.2

Summary of Tax Credit Carryforwards [Table Text Block]
The following table summarizes these carry forwards:

(In millions)	Carry Forward Amount	Deferred Tax Asset	Earliest Expiration Date
State operating loss	$250.5	$11.2	2030
Federal tax credits	218.3	218.3	2029
State tax credits:
Oklahoma investment tax credits	128.2	101.3	N/A
Oklahoma capital investment board credits	8.5	8.5	N/A
Oklahoma zero emission tax credits	24.1	19.4	2020